Long - Term Debt - Credit Facilities 3 (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Number of vessels owned		43
Proceeds From Lines of Credit		$ 47,000	$ 327,500	$ 8,125
$38.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		38,500
Outstanding amount		$ 38,500			$ 38,500
Line of Credit Facility, Number of Repayment Installments		1
Line of Credit Facility, Frequency of Payments		quarterly
Debt instrument, interest rate		10.00%
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Sep. 19, 2019
Outstanding amount		$ 38,500
Line of Credit Facility, Expiration Date		Sep. 24, 2024
Line of Credit Facility, Number of Repayment Installments		1
Debt instrument, interest rate		10.00%
Proceeds From Lines of Credit	$ 38,500